UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

June 30, 2021

TABLE OF CONTENTS

Portfolio Review	1

Portfolio of Investments	9

Financial Statements	35

Notes to Financial Statements	44

LOOMIS SAYLES BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Institutional Class	LSBDX

Daniel J. Fuss, CFA®, CIC*	Retail Class	LSBRX

Brian P. Kennedy	Admin Class	LBFAX

Elaine M. Stokes	Class N	LSBNX

*	Effective March 1, 2021, Daniel J. Fuss is no longer a portfolio manager of the Fund.

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20212

					Life of	Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Institutional Class (Inception 5/16/91)	2.77%	11.42%	4.53%	4.41%	—%	0.67%	0.67%

Retail Class (Inception 12/31/96)	2.58	11.12	4.27	4.13	—	0.92	0.92

Admin Class (Inception 1/2/98)	2.54	10.89	4.03	3.87	—	1.17	1.17

Class N (Inception 2/1/13)	2.73	11.42	4.61	—	3.67	0.60	0.60

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-1.96	-0.39	3.31	3.71	3.24

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index. Effective August 24, 2021, the index name was changed to Bloomberg U.S. Government/Credit Bond Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Institutional Class	LSIGX

Daniel J. Fuss, CFA®, CIC*

Brian P. Kennedy

Elaine M. Stokes

*	Effective March 1, 2021, Daniel J. Fuss is no longer a portfolio manager of the Fund.

Investment Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20212

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 7/1/94)	0.10%	8.49%	4.47%	4.22%	0.67%	0.55%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-1.96	-0.39	3.31	3.71

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg Barclays U.S. Aggregate Index. Effective August 24, 2021, the index name was changed to Bloomberg U.S. Government/Credit Bond Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2021 through June 30, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period* 1/1/2021 – 6/30/2021
Actual	$1,000.00	$1,027.70	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36

Retail Class
Actual	$1,000.00	$1,025.80	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

Admin Class
Actual	$1,000.00	$1,025.40	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71

Class N
Actual	$1,000.00	$1,027.30	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.67%, 0.92%, 1.14% and 0.61% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period* 1/1/2021 – 6/30/2021
Actual	$1,000.00	$1,001.00	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66

* Expenses are equal to the Fund’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2021. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

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The Board noted that through December 31, 2020, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Bond Fund	79%	79%	65%
Loomis Sayles Investment Grade Fixed Income Fund	75%	87%	21%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance (i.e., for periods ended March 31, 2021) had shown improvement relative to its category; and (3) that the Fund’s five- and ten-year relative performance remains strong. The Board also considered information about each Fund’s more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that both of the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for Loomis Sayles Investment Grade Fixed Income Fund under its expense limitation agreement. The Trustees also considered that Loomis Sayles Bond Fund’s current expenses are below its limitation. The Trustees further noted that the Funds had total advisory fee rates that were at or below the medians of their respective peer groups of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that the Loomis Sayles Bond Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2022.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020 (including updates through June 30, 2021)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund have established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations during the period.

During the period January 1, 2021 through June 30, 2021, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

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Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.4% of Net Assets

Non-Convertible Bonds – 76.5%

	ABS Car Loan – 1.2%
$2,205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	$2,266,344
13,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	13,099,177
1,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C, 4.530%, 3/20/2023, 144A	1,564,458
2,780,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	2,981,473
1,680,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	1,798,324
6,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A(a)	6,553,317
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	4,228,632
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	1,746,417
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A(a)	4,018,643
11,340,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class D, 1.400%, 4/15/2027	11,327,281
5,245,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	5,262,193
8,425,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	8,399,371
11,000,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026(a)	11,016,699
12,055,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.350%, 7/15/2027(a)	12,066,902
8,315,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	8,314,291

		94,643,522

	ABS Credit Card – 0.0%
$1,445,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	$1,454,211

	ABS Home Equity – 1.9%
16,660,000	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(b)(c)	16,659,997
2,715,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A(a)	2,759,243
20,890,508	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)(b)	20,996,778
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2028, 144A	7,994,856
6,576,000	FirstKey Homes Trust, Series 2021-SFR1, Class E2, 2.489%, 8/17/2028, 144A	6,575,862
2,960,000	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.153%, 6/17/2037, 144A(a)(d)	2,966,552
1,450,000	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.232%, 7/17/2037, 144A(a)(d)	1,454,283
817,972	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(b)	824,775
2,257,768	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	2,300,323
9,953,360	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)(b)	10,072,193
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A(a)	1,631,929
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	1,142,858
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	3,507,369
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	917,802
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	4,494,816
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	2,299,659
12,421,590	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)(b)	12,554,836
15,818,856	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)(b)	15,976,823

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$12,705,000	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	$12,688,649
12,050,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	12,056,332
544,298	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	545,726
10,667,414	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)(b)	10,677,894

		151,099,555

	ABS Other – 1.8%
17,829,285	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A(a)	17,673,432
19,753,290	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)(e)(f)	10,864,310
1,630,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A(a)	1,630,583
21,557,447	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(e)(g)(h)	19,401,703
9,788,913	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(e)(g)(h)	7,341,685
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(c)(e)(g)(h)(i)	1,629,250
6,124,236	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(f)	6,141,512
3,980,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A(a)	3,968,672
22,750,000	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	22,800,573
4,160,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	4,183,238
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	722,259
16,510,000	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	16,532,338
18,884,981	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A(a)	18,764,548
13,040,234	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A(a)	13,138,883

		144,792,986

	ABS Student Loan – 0.1%
$2,760,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A(a)	$2,817,342
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A(a)	5,888,812

		8,706,154

	ABS Whole Business – 0.1%
8,140,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	8,210,737

	Aerospace & Defense – 2.3%
22,105,000	Boeing Co. (The), 3.625%, 2/01/2031(a)	23,774,549
2,995,000	Boeing Co. (The), 3.625%, 3/01/2048	2,992,495
3,932,000	Boeing Co. (The), 3.750%, 2/01/2050	4,056,055
6,180,000	Boeing Co. (The), 3.825%, 3/01/2059	6,306,007
1,200,000	Boeing Co. (The), 3.850%, 11/01/2048	1,231,429
8,855,000	Boeing Co. (The), 3.900%, 5/01/2049(a)	9,324,730
9,460,000	Boeing Co. (The), 3.950%, 8/01/2059(a)	9,897,377
4,165,000	Boeing Co. (The), 5.150%, 5/01/2030(a)	4,932,005
60,763,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	81,825,341
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,321,170
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	12,576,239
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	13,975,105
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	423,606
9,030,000	TransDigm, Inc., 5.500%, 11/15/2027	9,413,775
400,000	TransDigm, Inc., 7.500%, 3/15/2027	425,500

		185,475,383

	Airlines – 2.2%
27,327,247	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	29,592,949
345,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	317,831
29,295,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	29,332,205
3,601,780	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	3,459,726
3,417,222	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	3,313,698
4,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	4,293,231

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$4,670,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	$5,049,437
41,995,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	46,236,495
4,629,898	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027(a)	4,881,069
30,676,438	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(a)	34,122,936
4,668,105	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	4,950,665
3,480,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	3,602,426
5,205,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	5,387,175

		174,539,843

	Automotive – 1.4%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027(a)	4,022,041
30,125,000	Ford Motor Co., 4.750%, 1/15/2043	32,007,812
2,440,000	Ford Motor Co., 5.291%, 12/08/2046	2,725,187
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,812,954
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,860,703
3,505,000	General Motors Co., 5.200%, 4/01/2045	4,332,072
3,170,000	General Motors Co., 6.250%, 10/02/2043	4,376,163
44,900,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030(a)	48,615,535
815,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(j)	887,038
1,305,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(j)	1,461,600
4,822,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,530,207

		107,631,312

	Banking – 5.5%
20,700,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(j)	21,438,990
15,605,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(j)	15,804,744

	Banking – continued
$19,880,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A(a)	$22,556,643
13,982,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031(a)	13,626,233
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028(a)	4,817,131
12,588,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031(a)	12,977,438
8,870,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031(a)	8,623,838
47,298,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035(a)	49,276,948
29,915,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A(a)	28,255,017
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(a)(j)	23,698,500
14,253,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A(a)	13,902,376
40,185,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	46,922,714
8,565,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A(a)	8,126,512
10,265,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A(a)	10,820,644
8,140,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033(a)	8,838,014
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,453,406
9,830,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	9,995,615
3,380,000	Intesa Sanpaolo SpA, 4.198%, 6/01/2032, 144A	3,470,888
28,240,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031(a)	27,082,484
40,545,000	JPMorgan Chase & Co., (fixed rate to 2/04/2031, variable rate thereafter), 1.953%, 2/04/2032(a)	39,377,251
19,655,000	Natwest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	19,652,540
22,550,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035(a)	22,560,148

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$20,365,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	$22,204,807

		436,482,881

	Brokerage – 0.6%
21,725,000	Jefferies Group LLC, 6.250%, 1/15/2036(a)	29,034,483
13,420,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	14,754,088

		43,788,571

	Building Materials – 1.1%
54,244,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	55,139,026
3,605,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,964,058
9,035,000	Cemex SAB de CV, (fixed rate to 6/8/2026, variable rate thereafter), 5.125%, 144A(j)	9,325,927
4,057,000	Masco Corp., 6.500%, 8/15/2032	5,396,645
4,534,000	Masco Corp., 7.750%, 8/01/2029(a)	6,218,870
650,000	Owens Corning, 4.400%, 1/30/2048	767,503
6,344,000	Owens Corning, 7.000%, 12/01/2036(a)	9,206,808

		90,018,837

	Cable Satellite – 2.8%
5,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	6,077,642
108,325,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051(a)	107,140,636
14,827,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	14,552,651
7,660,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	7,799,462
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	7,067,995
24,710,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	26,141,944

	Cable Satellite – continued
$9,430,000	DISH DBS Corp., 5.125%, 6/01/2029, 144A	$9,311,465
3,465,000	DISH DBS Corp., 5.875%, 11/15/2024	3,720,544
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	16,669,267
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	6,880,474
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	692,049
15,679,000	Ziggo BV, 5.500%, 1/15/2027, 144A	16,290,481

		222,344,610

	Chemicals – 0.6%
6,315,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	6,390,843
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	2,078,630
10,170,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	11,136,252
1,360,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	1,377,993
9,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	9,649,154
14,178,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A(a)	14,266,612

		44,899,484

	Construction Machinery – 0.5%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(e)(f)	36,730,610

	Consumer Cyclical Services – 2.1%
5,315,000	Expedia Group, Inc., 2.950%, 3/15/2031	5,385,763
42,710,000	Expedia Group, Inc., 3.250%, 2/15/2030	44,612,593
9,060,000	Expedia Group, Inc., 3.800%, 2/15/2028	9,853,574
16,135,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	16,030,123
8,919,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	10,435,230
14,700,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	14,494,200
20,723,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	22,302,300
38,763,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	42,599,762

		165,713,545

	Consumer Products – 0.4%
15,473,000	Avon Products, Inc., 8.450%, 3/15/2043	20,066,160
9,385,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	9,619,625
3,435,000	Whirlpool Corp., 4.600%, 5/15/2050(a)	4,263,756

		33,949,541

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Diversified Manufacturing – 0.0%
$2,080,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 3.449%(d)(j)	$2,038,400

	Electric – 1.1%
31,834,966	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	36,083,721
8,663,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027(a)	10,792,268
2,655,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	2,610,726
6,582,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	5,866,279
8,302,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	7,893,511
11,201,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	10,748,521
11,830,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	11,944,088

		85,939,114

	Finance Companies – 5.4%
1,190,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	1,271,256
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.934%, 1/15/2067, 144A(d)(e)(f)	1,992,308
10,575,000	Air Lease Corp., 3.125%, 12/01/2030(a)	10,743,200
6,606,000	Air Lease Corp., 4.625%, 10/01/2028(a)	7,442,369
4,065,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	4,123,231
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(j)	17,788,267
5,325,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(j)	5,378,250
15,585,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	16,881,026
27,210,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	32,491,742
30,250,000	Ares Capital Corp., 2.875%, 6/15/2028	30,704,355
7,990,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A(a)	7,992,159
11,041,000	FS KKR Capital Corp., 3.400%, 1/15/2026	11,416,599
64,915,000	GE Capital Funding LLC, 4.550%, 5/15/2032(a)	77,490,203
16,790,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035(a)	20,122,504
445,000	Navient Corp., 5.000%, 3/15/2027	460,464
19,021,000	Navient Corp., 6.750%, 6/15/2026	21,232,191

	Finance Companies – continued
$35,127,000	Navient Corp., MTN, 5.625%, 8/01/2033	$33,960,432
3,162,000	Navient Corp., MTN, 6.125%, 3/25/2024	3,412,620
7,280,000	OneMain Finance Corp., 6.875%, 3/15/2025	8,216,208
10,145,000	OneMain Finance Corp., 7.125%, 3/15/2026	11,815,983
9,355,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	9,284,807
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	15,935,121
10,870,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	11,413,500
17,219,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	17,003,763
52,961,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	53,357,678

		431,930,236

	Financial Other – 0.7%
38,755,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	38,561,225
5,390,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	5,565,148
14,125,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	14,239,836

		58,366,209

	Food & Beverage – 1.6%
37,465,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050(a)	45,594,544
6,490,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	6,640,892
68,535,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046(a)	77,672,086

		129,907,522

	Gaming – 0.8%
19,755,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A(a)	19,665,312
17,635,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	20,103,900
4,850,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	4,843,938
19,251,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	21,025,942
415,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	468,120

		66,107,212

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Government Owned – No Guarantee – 0.8%
689,000,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(a)	$9,421,535
16,920,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	16,438,457
8,465,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A(a)	11,028,478
28,145,000	Petroleos Mexicanos, 5.950%, 1/28/2031(a)	27,342,868

		64,231,338

	Health Insurance – 0.5%
32,650,000	Centene Corp., 2.500%, 3/01/2031	32,201,062
6,921,000	Centene Corp., 3.000%, 10/15/2030	7,109,805

		39,310,867

	Healthcare – 0.9%
3,475,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	3,365,121
24,220,000	HCA, Inc., 5.250%, 6/15/2049	30,873,038
29,992,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	34,040,920

		68,279,079

	Home Construction – 0.9%
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035(a)	69,040,380

	Independent Energy – 3.0%
15,807,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	17,057,098
24,645,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	27,069,691
8,634,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	11,926,490
14,910,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	17,854,725
3,985,000	Devon Energy Corp., 4.500%, 1/15/2030, 144A	4,381,097
5,500,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	5,699,958
3,480,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	3,725,503
9,555,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	9,815,087
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	12,879,670
1,215,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,245,023
2,580,000	EQT Corp., 3.625%, 5/15/2031, 144A	2,689,650
19,040,000	Hess Corp., 5.600%, 2/15/2041	23,767,160
1,724,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,892,642
16,125,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	17,955,187

	Independent Energy – continued
$12,725,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	$12,745,365
9,185,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	9,278,099
27,050,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(c)(e)(h)(k)	495,015
12,420,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(c)(e)(h)(k)	227,286
2,770,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	2,679,587
37,985,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	45,582,000
1,901,000	Ovintiv, Inc., 6.500%, 8/15/2034	2,509,538
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	1,102,359
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	5,545,265
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	727,676
495,000	Ovintiv, Inc., 7.375%, 11/01/2031	657,216
2,285,000	Ovintiv, Inc., 8.125%, 9/15/2030	3,113,980
190,000	Range Resources Corp., 4.875%, 5/15/2025	196,650

		242,819,017

	Leisure – 0.7%
17,850,000	Carnival Corp., 5.750%, 3/01/2027, 144A	18,697,875
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	10,506,425
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	3,872,175
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	19,668,294

		52,744,769

	Life Insurance – 2.8%
14,675,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	14,676,624
7,878,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047(a)	8,749,517
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030(a)	24,742,355
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	3,078,422
10,175,000	MetLife, Inc., 10.750%, 8/01/2069(a)	17,593,138
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A(a)	78,679,294
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(e)(f)	61,678,567
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(e)(f)	17,108,504

		226,306,421

	Lodging – 0.7%
11,490,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	11,346,375

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Lodging – continued
$2,475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	$2,468,516
8,090,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	8,272,025
11,290,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	11,464,889
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	6,239,631
11,584,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	11,939,629
1,465,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,609,405
1,695,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,920,435

		55,260,905

	Media Entertainment – 1.3%
8,340,000	AMC Networks, Inc., 4.250%, 2/15/2029	8,412,975
5,896,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	6,065,510
2,905,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,036,887
7,085,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	7,589,806
2,110,000	Netflix, Inc., 4.875%, 4/15/2028	2,452,875
17,720,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	21,074,396
2,007,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,437,695
9,827,000	Netflix, Inc., 5.875%, 11/15/2028	12,061,955
11,544,000	Netflix, Inc., 6.375%, 5/15/2029	14,744,574
5,955,000	ViacomCBS, Inc., 4.375%, 3/15/2043(a)	6,890,275
6,730,000	ViacomCBS, Inc., 4.900%, 8/15/2044(a)	8,162,982
6,940,000	ViacomCBS, Inc., 4.950%, 5/19/2050(a)	8,763,137

		101,693,067

	Metals & Mining – 3.3%
6,936,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A(a)	6,962,234
22,660,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A(a)	23,164,622
30,635,000	ArcelorMittal S.A., 7.000%, 3/01/2041	42,550,236
1,145,000	ArcelorMittal S.A., 7.250%, 10/15/2039	1,617,456
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034(a)	4,965,018
5,370,000	Barrick North America Finance LLC, 5.750%, 5/01/2043(a)	7,570,645

	Metals & Mining – continued
$7,370,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	$7,709,831
31,810,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	34,663,357
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,499,187
14,665,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	15,689,057
34,855,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	42,098,043
18,565,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A(a)	18,495,381
50,440,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A(a)	51,294,193
2,865,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	2,836,350

		261,115,610

	Midstream – 0.8%
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	10,588,500
22,005,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(a)	21,842,408
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	293,253
2,149,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	2,299,555
280,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	282,857
17,090,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	18,105,173
1,775,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	1,929,036
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	5,451,845

		60,792,627

	Mortgage Related – 0.0%
19,363	FHLMC, 5.000%, 12/01/2031(a)	21,246

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
3,080,000	Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A(a)	3,104,355
3,825,000	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	3,839,175
515,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.673%, 1/15/2034, 144A(d)	507,816

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$3,105,000	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.325%, 7/15/2038, 144A(d)	$3,118,364
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(b)	3,770,158
435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.566%, 12/15/2047, 144A(a)(b)	428,106
6,346,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.296%, 8/15/2046(b)	6,642,185
1,415,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A(a)	1,407,055
681,783	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	682,067
2,320,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(b)	2,329,262
4,500,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.646%, 8/15/2046(a)(b)	4,493,603

		30,322,146

	Paper – 1.8%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029(a)	56,041,959
9,625,000	International Paper Co., 8.700%, 6/15/2038(a)	16,055,978
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031(a)	11,719,890
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030(a)	35,563,473
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,332,729
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032(a)	20,253,017

		144,967,046

	Pharmaceuticals – 0.2%
3,060,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	3,172,608
14,620,000	Viatris, Inc., 4.000%, 6/22/2050, 144A(a)	15,461,075

		18,633,683

	Property & Casualty Insurance – 0.2%
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.444%, 1/15/2033, 144A(c)(d)(e)(f)(i)	4,108,094

	Property & Casualty Insurance – continued
$80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.444%, 1/15/2033 (c)(d)(e)(f)(i)	$23,500
9,935,000	Radian Group, Inc., 6.625%, 3/15/2025	11,211,548

		15,343,142

	REITs – Apartments – 0.0%
2,750,000	American Homes 4 Rent, 2.375%, 7/15/2031	2,709,107

	REITs – Office Property – 0.0%
2,900,000	Corporate Office Properties LP, 2.750%, 4/15/2031	2,921,883

	Retailers – 0.7%
6,285,000	Carvana Co., 5.500%, 4/15/2027, 144A	6,490,708
4,455,000	Carvana Co., 5.625%, 10/01/2025, 144A	4,631,685
9,240,000	Carvana Co., 5.875%, 10/01/2028, 144A	9,719,741
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,573,786
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,650,935
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,715,255
5,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	6,188,606
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,927,128
3,860,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	3,815,456

		58,713,300

	Sovereigns – 1.0%
45,245,000	Mexico Government International Bond, 3.771%, 5/24/2061(a)	42,159,744
31,860,000	Mexico Government International Bond, 4.280%, 8/14/2041(a)	33,441,530

		75,601,274

	Supermarkets – 0.0%
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	3,158,087

	Supranational – 0.1%
793,840,000	International Finance Corp., 5.850%, 11/25/2022, (INR)(a)	10,818,780

	Technology – 1.7%
34,815,000	Broadcom, Inc., 4.300%, 11/15/2032	39,644,729
965,000	Broadcom, Inc., 5.000%, 4/15/2030	1,138,480
14,400,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	14,742,000
20,540,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	21,201,388
6,010,000	Jabil, Inc., 3.600%, 1/15/2030	6,503,133
7,665,000	Jabil, Inc., 3.950%, 1/12/2028	8,520,684

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$12,970,000	KLA Corp., 5.650%, 11/01/2034(a)	$16,543,748
8,630,000	Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	8,943,881
7,960,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	8,080,063
8,675,000	Square, Inc., 3.500%, 6/01/2031, 144A	8,750,906

		134,069,012

	Transportation Services – 0.4%
5,895,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	5,618,996
19,345,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	20,153,226
2,475,000	Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	2,722,500
1,845,000	GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,792,827
315,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	319,961

		30,607,510

	Treasuries – 16.2%
217,665(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	46,163,044
8,436,175(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)(a)	43,077,224
621,955,000	U.S. Treasury Bond, 1.250%, 5/15/2050(a)	507,840,836
20,670,000	U.S. Treasury Bond, 1.625%, 11/15/2050(a)	18,564,244
76,210,000	U.S. Treasury Note, 0.125%, 11/30/2022(a)	76,159,392
45,170,000	U.S. Treasury Note, 0.125%, 12/31/2022(l)	45,131,182
265,000,000	U.S. Treasury Note, 0.125%, 1/31/2023(a)	264,741,211
240,000,000	U.S. Treasury Note, 0.125%, 2/28/2023(a)(l)	239,700,000
50,390,000	U.S. Treasury Note, 0.125%, 4/30/2023	50,295,519

		1,291,672,652

	Wireless – 2.2%
9,845,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	9,766,487
18,670,000	Crown Castle International Corp., 2.500%, 7/15/2031	18,802,904
10,150,000	Crown Castle International Corp., 3.250%, 1/15/2051(a)	10,089,913
2,146,500	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	2,232,360
24,995,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	24,096,832

	Wireless – continued
$42,300,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	$43,653,329
20,890,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	21,611,750
38,320,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	42,834,862

		173,088,437

	Wirelines – 1.7%
25,684,000	AT&T, Inc., 3.650%, 9/15/2059, 144A(a)	26,046,108
14,828,000	AT&T, Inc., 3.800%, 12/01/2057, 144A(a)	15,449,033
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	4,226,013
3,036,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	3,191,595
1,875,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	2,034,375
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	57,160,236
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	28,005,863

		136,113,223

	Total Non-Convertible Bonds

	(Identified Cost $5,890,598,272)	6,095,125,083

Convertible Bonds – 5.7%

	Airlines – 0.4%
5,645,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	5,625,243
15,179,000	Southwest Airlines Co., 1.250%, 5/01/2025(a)	22,986,698

		28,611,941

	Cable Satellite – 2.9%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	47,019,534
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	188,552,683

		235,572,217

	Consumer Cyclical Services – 0.4%
8,160,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(m)	8,812,800
8,860,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(n)	8,566,512
11,830,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(m)	11,995,620

		29,374,932

	Healthcare – 0.4%
26,209,000	Teladoc Health, Inc., 1.250%, 6/01/2027	29,338,355

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Convertible Bonds – continued

	Media Entertainment – 0.1%
$12,670,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(m)	$12,084,012

	Pharmaceuticals – 0.7%
13,963,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	14,469,857
27,688,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,741,359
7,650,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(m)	7,494,705
3,890,000	Livongo Health, Inc., 0.875%, 6/01/2025	6,179,537
1,253,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	1,675,136

		57,560,594

	Technology – 0.8%
35,600,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	48,416,000
2,845,000	Splunk, Inc., 1.125%, 6/15/2027	2,772,097
12,885,000	Western Digital Corp., 1.500%, 2/01/2024	13,762,791

		64,950,888

	Total Convertible Bonds

	(Identified Cost $450,737,560)	457,492,939

Municipals – 1.2%

	Virginia – 1.2%
92,215,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $91,556,817)	96,870,050

	Total Bonds and Notes

	(Identified Cost $6,432,892,649)	6,649,488,072

Senior Loans – 0.7%

	Airlines – 0.1%
8,992,961	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(d)	9,102,855

	Chemicals – 0.2%
10,864,295	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(d)	10,900,473

	Independent Energy – 0.2%
16,469,000	Ascent Resources—Utica, 2020 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(d)	18,163,990

	Lodging – 0.1%
$9,065,193	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 5/19/2028(o)	$9,068,003

	Pharmaceuticals – 0.1%
8,004,000	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(d)	8,026,491

	Total Senior Loans

	(Identified Cost $53,115,244)	55,261,812

Collateralized Loan Obligations – 2.5%
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.730%, 7/20/2034, 144A(d)	7,107,729
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 2.980%, 7/20/2034, 144A(d)	7,239,885
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 7/15/2034, 144A(c)(d)(p)	1,805,000
10,050,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.134%, 4/22/2034, 144A(d)	10,049,410
9,977,000	Assurant CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 3.201%, 10/20/2031, 144A(c)(d)	9,977,000
5,225,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 7/25/2034, 144A(c)(d)(p)	5,225,000
10,720,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class CR, 3-month LIBOR + 2.000%, 2.000%, 1/17/2032, 144A(d)	10,663,259
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 3.000%, 1/17/2032, 144A(d)	2,244,992
4,305,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 7/15/2034, 144A(c)(d)(e)(f)(p)	4,305,000
7,745,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 10/20/2034, 144A(c)(d)(p)	7,745,000
4,085,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.966%, 1/20/2034, 144A(d)	4,081,245
3,365,000	KVK CLO Ltd., Series 2013-1A, Class DR, 3-month LIBOR + 2.950%, 3.136%, 1/14/2028, 144A(d)	3,364,972

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligation – continued
$8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 1.660%, 4/20/2031, 144A(d)	$8,734,450
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 2.160%, 4/20/2031, 144A(d)	1,456,219
4,215,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 3.000%, 3.160%, 4/20/2031, 144A(d)	4,214,987
15,835,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 3.355%, 7/27/2031, 144A(d)	15,834,948
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.173%, 1/23/2031, 144A(d)	1,260,064
5,260,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A(d)	5,259,946
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.850%, 7/15/2034, 144A(d)	9,234,232
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 7/20/2032, 144A(c)(d)(e)(f)(p)	11,920,000
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 7/15/2034, 144A(c)(d)(e)(f)(p)	10,585,000
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 7/02/2035, 144A(c)(d)(e)(f)(p)	12,430,000
9,720,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 7/02/2035, 144A(c)(d)(p)	9,720,000
12,640,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.655%, 10/17/2031, 144A(a)(d)	12,640,608
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 2.855%, 10/17/2031, 144A(d)	5,119,973
1,455,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 2.138%, 5/21/2034, 144A(d)	1,454,854
11,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3-month LIBOR + 2.850%, 2.975%, 5/21/2034, 144A(d)	11,439,779

Collateralized Loan Obligation – continued
$1,710,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 2.738%, 7/20/2027, 144A(d)	$1,710,831
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 3.138%, 1/20/2031, 144A(d)	695,097

	Total Collateralized Loan Obligations

	(Identified Cost $197,641,697)	197,519,480

Shares

Common Stocks – 8.9%

	Aerospace & Defense – 0.2%
44,051	Lockheed Martin Corp.	16,666,696

	Air Freight & Logistics – 0.2%
79,517	United Parcel Service, Inc., Class B	16,537,150

	Beverages – 0.2%
311,505	Coca-Cola Co. (The)	16,855,536

	Capital Markets – 0.5%
19,605	BlackRock, Inc.	17,153,787
190,788	Morgan Stanley	17,493,352

		34,647,139

	Chemicals – 0.2%
733,495	Hexion Holdings Corp., Class B(i)	13,569,657

	Communications Equipment – 0.2%
319,943	Cisco Systems, Inc.	16,956,979

	Electric Utilities – 0.4%
164,859	Duke Energy Corp.	16,274,880
230,663	NextEra Energy, Inc.	16,902,985

		33,177,865

	Electronic Equipment, Instruments & Components – 0.3%
553,744	Corning, Inc.	22,648,130

	Food & Staples Retailing – 0.2%
119,989	Walmart, Inc.	16,920,849

	Health Care Equipment & Supplies – 0.2%
145,783	Abbott Laboratories	16,900,623

	Health Care Providers & Services – 0.4%
43,322	Anthem, Inc.	16,540,339
41,579	UnitedHealth Group, Inc.	16,649,895

		33,190,234

	Hotels, Restaurants & Leisure – 0.2%
151,200	Starbucks Corp.	16,905,672

	Household Products – 0.2%
123,765	Procter & Gamble Co. (The)	16,699,611

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Insurance – 0.2%
175,302	Progressive Corp. (The)	$17,216,409

	IT Services – 0.5%
59,973	Accenture PLC, Class A	17,679,441
86,637	Automatic Data Processing, Inc.	17,207,841

		34,887,282

	Machinery – 0.2%
47,610	Deere & Co.	16,792,523

	Media – 0.5%
306,872	Comcast Corp., Class A	17,497,841
705,779	iHeartMedia, Inc., Class A(i)	19,006,629

		36,504,470

	Metals & Mining – 0.2%
229,951	Newmont Corp.	14,574,294

	Oil, Gas & Consumable Fuels – 1.2%
93,585	Battalion Oil Corp.(i)	1,254,039
159,058	Chevron Corp.	16,659,735
666,240	Lonestar Resources U.S., Inc.(c)(e)(g)(h)(i)(q)	6,595,776
299,302	Paragon Offshore Ltd., Litigation Units, Class B(c)(g)(h)(i)	2,337,549
1,494,607	SM Energy Co.	36,812,170
234,323	Whiting Petroleum Corp.(i)	12,782,320
642,573	Williams Cos., Inc. (The)	17,060,313

		93,501,902

	Pharmaceuticals – 1.2%
951,326	Bristol-Myers Squibb Co.	63,567,603
99,381	Johnson & Johnson	16,372,026
215,845	Merck & Co., Inc.	16,786,266
21,584	Organon & Co.(i)	653,132

		97,379,027

	REITs – Diversified – 0.2%
67,561	American Tower Corp.	18,250,928

	Road & Rail – 0.2%
76,462	Union Pacific Corp.	16,816,288

	Software – 0.2%
17,622	iQor Holdings, Inc.(e)(f)(i)	236,364
67,981	Microsoft Corp.	18,416,053

		18,652,417

	Specialty Retail – 0.2%
54,285	Home Depot, Inc. (The)	17,310,944

	Technology Hardware, Storage & Peripherals – 0.2%
134,420	Apple, Inc.	18,410,163

	Wireless Telecommunication Services – 0.5%
289,585	T-Mobile US, Inc.(i)	41,940,596

	Total Common Stocks

	(Identified Cost $677,698,502)	713,913,384

Preferred Stocks – 1.9%

Convertible Preferred Stocks – 1.7%

	Banking – 0.7%
27,889	Bank of America Corp., Series L, 7.250%(a)	$39,490,824
11,335	Wells Fargo & Co., Class A, Series L, 7.500%(a)	17,299,590

		56,790,414

	Food & Beverage – 0.1%
40,109	Bunge Ltd., 4.875%	4,655,051

	Healthcare – 0.1%
85,919	Boston Scientific Corp., Series A, 5.500%	9,971,759

	Midstream – 0.3%
433,942	El Paso Energy Capital Trust I, 4.750%	21,805,586

	Technology – 0.2%
170,945	Clarivate PLC, Series A, 5.250%	17,897,941

	Wireless – 0.3%
18,039	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(f)	22,730,583

	Total Convertible Preferred Stocks

	(Identified Cost $117,689,152)	133,851,334

Non-Convertible Preferred Stocks – 0.2%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	140,839

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	412,743

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(i)	979,626

	REITs – Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,897,500

	REITs – Warehouse/Industrials – 0.2%
169,007	Prologis, Inc., Series Q, 8.540%(a)	12,269,908

	Total Non-Convertible Preferred Stocks
	(Identified Cost $11,111,452)	16,700,616

	Total Preferred Stocks

	(Identified Cost $128,800,604)	150,551,950

Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	2,339,227

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 3.2%

2,808,397,116	Central Bank of Iceland, 0.000%, (ISK)(d)(r)	$22,701,456

229,421,537	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $229,421,537 on 7/01/2021 collateralized by $233,863,900 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $234,010,064 including accrued interest (Note 2 of Notes to Financial Statements)	229,421,537

	Total Short-Term Investments

	(Identified Cost $252,280,052)	252,122,993

	Total Investments – 100.6%

	(Identified Cost $7,752,236,685)	8,021,196,918

	Other assets less liabilities—(0.6)%	(48,976,831)

	Net Assets – 100.0%	$7,972,220,087

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(d)	Variable rate security. Rate as of June 30, 2021 is disclosed.

(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $200,854,352 or 2.5% of net assets. See Note 2 of Notes to Financial Statements.

(g)	Securities subject to restriction on resale. At June 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets

GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$21,557,447		$19,401,703	0.2%

GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	9,788,913		7,341,685	0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	25,395,339		1,629,250	Less than 0.1%

Lonestar Resources U.S., Inc.	12/01/2020	4,623,706	*	6,595,776	0.1%

Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	28,157,326		2,337,549	Less than 0.1%

*	Represents basis assigned upon receipt in a taxable restructuring.

(h)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $38,028,264 or 0.5% of net assets. See Note 2 of Notes to Financial Statements.

(i)	Non-income producing security.

(j)	Perpetual bond with no specified maturity date.

(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(n)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(o)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(p)	New issue unsettled as of June 30, 2021. Coupon rate does not take effect until settlement date.

(q)	Affiliated issuer. See Note 6g for a summary of transactions in securities of affiliated issuers.

(r)	Security callable by issuer at any time. No specified maturity date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $2,454,537,575 or 30.8% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

BRL	Brazilian Real

INR	Indian Rupee

ISK	Icelandic Krona

MXN	Mexican Peso

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Bond Fund – continued

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/02/2021	BRL	S	115,203,000	$21,490,290	$22,990,022	$(1,499,732)

At June 30, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2021	4,595	$606,536,834	$608,837,500	$2,300,666

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2021	8,148	$1,181,786,319	$1,199,411,062	$(17,624,743)
Ultra Long U.S. Treasury Bond	9/21/2021	4,100	760,915,494	790,018,750	(29,103,256)

Total					$(46,727,999)

Industry Summary at June 30, 2021 (Unaudited)

Treasuries	16.2%
Banking	6.2
Cable Satellite	5.7
Finance Companies	5.4
Metals & Mining	3.5
Independent Energy	3.2
Life Insurance	2.8
Technology	2.7
Airlines	2.7
Aerospace & Defense	2.5
Wireless	2.5
Consumer Cyclical Services	2.5
Pharmaceuticals	2.2
Other Investments, less than 2% each	36.8
Short-Term Investments	3.2
Collateralized Loan Obligations	2.5
Closed-End Investment Companies	0.0 *

Total Investments	100.6
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.6)

Net Assets	100.0%

* Less than 0.1%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.7% of Net Assets

Non-Convertible Bonds – 81.9%

	ABS Car Loan – 7.3%
$100,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$102,724
230,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	242,271
235,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	234,323
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	107,247
620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A(a)	648,693
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	103,891
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	617,689
400,000	CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/17/2026, 144A	404,548
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	383,858
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	255,245
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	260,493
250,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	249,916
145,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	151,351
100,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	103,786
340,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 1/16/2029	342,004
115,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.500%, 2/16/2027, 144A	115,593
315,000	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025, 144A	323,473
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	149,148
235,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	242,789

	ABS Car Loan – continued
$285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027, 144A	$286,736
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027, 144A	163,167
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	175,574
1,125,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025(a)	1,124,108
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027, 144A	267,695
250,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	259,762
285,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	284,133
1,300,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024(a)	1,316,815
425,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	425,224
840,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026(a)	841,293
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A4, 1.630%, 10/21/2026(a)	1,329,435
670,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025(a)	669,571
330,000	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	330,435
250,000	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	250,055
170,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	175,538
450,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	464,839
200,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	209,836
225,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	230,310
315,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	315,478
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.350%, 7/15/2027	400,395

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$1,610,189	Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.570%, 8/15/2023(a)	$1,629,038
725,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024(a)	735,139
125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	126,568
275,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	274,977
1,085,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026(a)	1,085,523

		18,410,686

	ABS Credit Card – 0.2%
240,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	241,530
265,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	265,800

		507,330

	ABS Home Equity – 4.1%
535,825	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(b)	538,214
100,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	101,630
289,359	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	290,244
100,000	Credit Suisse Mortgage Trust, Series 2021-RPL3, Class M2, 3.750%, 1/25/2060, 144A	108,179
665,146	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(b)	668,530
260,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2028, 144A	259,995
220,000	FirstKey Homes Trust, Series 2021-SFR1, Class E2, 2.489%, 8/17/2028, 144A	219,995
73,666	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(b)	75,886
100,000	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.153%, 6/17/2037, 144A(c)	100,221
100,000	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.232%, 7/17/2037, 144A(c)	100,295
110,168	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(b)	110,808

	ABS Home Equity – continued
$286,210	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(b)	$286,776
586,373	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	597,425
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(b)	518,793
294,914	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(b)	298,435
9,458	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.643%, 7/25/2035(b)(d)(e)	8,785
160,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	160,891
565,000	Progress Residential Trust, Series 2018-SFR3, Class D, 4.427%, 10/17/2035, 144A	568,739
135,000	Progress Residential Trust, S eries 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	137,600
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	237,223
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	100,857
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	100,626
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	99,812
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	99,813
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	119,062
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	149,994
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	99,985
470,860	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	471,711
199,502	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	201,939
383,173	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(b)	387,283
136,622	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(b)	137,986
435,000	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	434,440
390,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	390,205

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$115,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	$119,980
391,421	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(b)	404,785
221,410	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	221,990
130,202	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	130,209
341,305	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	340,915
307,241	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	307,543
224,447	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	224,566
436,226	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	436,309

		10,368,674

	ABS Other – 2.6%
186,352	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	187,785
155,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	157,534
1,936,453	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(e)(f)(g)	1,065,049
100,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	100,036
150,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	152,417
115,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	114,673
122,746	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	117,910
97,992	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041, 144A	98,312
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033, 144A	151,019
140,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	140,782
523,222	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	517,460
109,312	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	111,874
76,838	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	78,491
86,078	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	86,372

	ABS Other – continued
$545,000	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	$545,737
1,000,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A(a)	1,024,462
110,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	113,014
257,933	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	255,126
414,401	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	419,597
280,635	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	276,258
543,206	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	539,742
208,729	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	204,582

		6,458,232

	ABS Student Loan – 0.9%
100,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	102,078
156,527	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	160,302
57,843	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	58,099
74,475	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	74,970
351,202	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	350,560
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	135,827
201,828	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	212,516
665,000	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A(a)	683,549
195,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 0.831%, 1/15/2053, 144A(c)	196,423
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	215,632

		2,189,956

	ABS Whole Business – 0.6%
241,875	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047, 144A	257,633

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Whole Business – continued
$164,775	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	$179,224
610,000	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A21, 2.662%, 4/25/2051, 144A	631,161
129,350	Hardee’s Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/2050, 144A	136,405
265,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	267,303

		1,471,726

	Aerospace & Defense – 2.9%
1,215,000	Boeing Co. (The), 2.196%, 2/04/2026	1,226,613
85,000	Boeing Co. (The), 3.100%, 5/01/2026	89,859
510,000	Boeing Co. (The), 3.625%, 2/01/2031	548,519
85,000	Boeing Co. (The), 3.625%, 3/01/2048	84,929
50,000	Boeing Co. (The), 3.750%, 2/01/2050	51,577
390,000	Boeing Co. (The), 3.850%, 11/01/2048	400,214
345,000	Boeing Co. (The), 3.950%, 8/01/2059	360,951
95,000	Boeing Co. (The), 5.150%, 5/01/2030	112,495
1,525,000	Boeing Co. (The), 5.805%, 5/01/2050	2,053,612
490,000	Boeing Co. (The), 5.930%, 5/01/2060	676,621
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	400,681
1,125,000	Textron, Inc., 3.000%, 6/01/2030	1,183,319

		7,189,390

	Airlines – 2.0%
1,396,351	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	1,512,123
1,535,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,536,949
48,346	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	46,439
455,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	500,955
206,575	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	218,798
440,576	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	443,873
245,081	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	243,765
475,825	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	529,284
40,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	41,407
60,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	62,100

		5,135,693

	Automotive – 1.1%
$1,614,000	General Motors Co., 5.200%, 4/01/2045	$1,994,854
250,000	General Motors Co., 6.250%, 10/02/2043	345,123
315,000	General Motors Financial Co., Inc., 1.050%, 3/08/2024	316,807

		2,656,784

	Banking – 9.7%
2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,306,390
420,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	476,549
370,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031	360,585
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	658,081
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028(a)	1,354,852
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	345,364
235,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031	228,478
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	354,557
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	600,533
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,297,091
1,145,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A	1,081,464
1,040,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	1,149,200
1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	1,237,727
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	82,242
640,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	607,235
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	271,438
295,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	299,970
1,619,000	JPMorgan Chase & Co., 4.125%, 12/15/2026(a)	1,831,277
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	230,253

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031(a)	$709,669
470,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	472,435
482,000	Morgan Stanley, 3.950%, 4/23/2027	538,571
1,205,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032(a)	1,157,779
953,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,079,050
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026(a)	2,134,180
655,000	Natwest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	654,918
595,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	595,268
1,685,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	1,748,356
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	588,784

		24,452,296

	Brokerage – 0.4%
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	979,621
110,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	108,599

		1,088,220

	Building Materials – 1.6%
2,210,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,246,465
310,000	Cemex SAB de CV, (fixed rate to 6/8/2026, variable rate thereafter), 5.125%, 144A(h)	319,982
211,000	Masco Corp., 6.500%, 8/15/2032	280,674
104,000	Masco Corp., 7.750%, 8/01/2029	142,647
778,000	Owens Corning, 7.000%, 12/01/2036	1,129,082

		4,118,850

	Cable Satellite – 2.0%
565,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	585,481
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	168,681
3,400,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	3,362,826
370,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	363,154

	Cable Satellite – continued
$195,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	$198,550
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	196,499
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	179,725

		5,054,916

	Chemicals – 0.6%
200,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	202,402
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	208,384
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	438,004
525,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	528,281

		1,377,071

	Collateralized Mortgage Obligations – 0.1%
196,579	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	228,802

	Construction Machinery – 1.1%
2,680,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024(a)	2,671,094

	Consumer Cyclical Services – 1.0%
180,000	Expedia Group, Inc., 2.950%, 3/15/2031	182,397
1,130,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,180,338
535,000	Expedia Group, Inc., 3.800%, 2/15/2028	581,861
70,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	75,335
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	412,117

		2,432,048

	Consumer Products – 0.3%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	450,028
300,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	307,500

		757,528

	Diversified Manufacturing – 0.1%
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 0.484%, 5/13/2024(c)	222,121

	Electric – 1.5%
605,000	Calpine Corp., 3.750%, 3/01/2031, 144A	576,172
95,000	Edison International, 4.950%, 4/15/2025	105,178
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,450,309

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Electric – continued
$416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	$606,884
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	137,665
175,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	155,971
225,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	213,929
290,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	278,285
310,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	312,989

		3,837,382

	Finance Companies – 3.9%
290,000	Air Lease Corp., 3.125%, 12/01/2030	294,613
196,000	Air Lease Corp., 4.625%, 10/01/2028	220,815
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	126,791
995,000	Ares Capital Corp., 2.875%, 6/15/2028	1,009,945
225,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	225,061
2,435,000	GE Capital Funding LLC, 4.550%, 5/15/2032	2,906,703
445,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	533,324
15,000	Navient Corp., 5.000%, 3/15/2027	15,521
95,000	Navient Corp., 5.875%, 10/25/2024	102,481
110,000	Navient Corp., 6.750%, 6/15/2026	122,787
534,000	Navient Corp., MTN, 5.625%, 8/01/2033	516,266
6,000	Navient Corp., MTN, 6.125%, 3/25/2024	6,476
165,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	165,068
510,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	506,173
1,920,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	2,074,267
300,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	296,250
780,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	785,842

		9,908,383

	Financial Other – 0.1%
295,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	293,525
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	30,975

		324,500

	Food & Beverage – 1.4%
990,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	1,204,820

	Food & Beverage – continued
$1,066,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	$1,121,176
215,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	219,999
815,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	923,656

		3,469,651

	Gaming – 0.2%
425,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	423,071

	Government Owned – No Guarantee – 1.2%
19,600,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)	268,015
485,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	471,197
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,016,209
1,205,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A(a)	1,168,850

		2,924,271

	Health Insurance – 0.4%
810,000	Centene Corp., 2.500%, 3/01/2031	798,862
110,000	Centene Corp., 3.000%, 10/15/2030	113,001

		911,863

	Healthcare – 1.4%
10,000	Cigna Corp., 7.875%, 5/15/2027	13,413
195,000	HCA, Inc., 3.500%, 9/01/2030	207,747
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,347,050
1,430,000	HCA, Inc., 5.250%, 6/15/2049	1,822,809

		3,391,019

	Home Construction – 1.9%
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	657,237
260,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	269,100
1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,610,423
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,145,099

		4,681,859

	Hybrid ARMs – 0.0%
1,824	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(c)	1,865
8,443	FNMA, 12-month LIBOR + 1.838%, 2.558%, 9/01/2036(c)	8,971

		10,836

	Independent Energy – 1.8%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,251,739
353,000	Continental Resources, Inc., 3.800%, 6/01/2024	373,297
13,000	Continental Resources, Inc., 4.500%, 4/15/2023	13,528
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	196,908
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	287,622

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	$380,933
40,000	EQT Corp., 3.125%, 5/15/2026, 144A	40,988
85,000	EQT Corp., 3.625%, 5/15/2031, 144A	88,613
505,000	Hess Corp., 5.600%, 2/15/2041	630,379
40,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	43,913
450,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	501,075
415,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	415,664
305,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	308,091

		4,532,750

	Leisure – 0.1%
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	83,800
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	115,203

		199,003

	Life Insurance – 2.1%
490,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	490,054
205,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	227,678
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(f)(g)	2,385,324
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(f)(g)	2,060,947

		5,164,003

	Lodging – 0.1%
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	167,556
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	40,550
65,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	66,995
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	10,986
10,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	11,330

		297,417

	Media Entertainment – 1.0%
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	56,581
25,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	26,135
225,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	241,031
70,000	Netflix, Inc., 4.875%, 4/15/2028	81,375
425,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	505,453
30,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	36,438
90,000	Netflix, Inc., 5.875%, 11/15/2028	110,469
105,000	Netflix, Inc., 6.375%, 5/15/2029	134,111
39,000	ViacomCBS, Inc., 4.375%, 3/15/2043	45,125
663,000	ViacomCBS, Inc., 5.250%, 4/01/2044	847,718

	Media Entertainment – continued
$239,000	ViacomCBS, Inc., 5.850%, 9/01/2043	$327,458

		2,411,894

	Metals & Mining – 1.9%
735,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	751,368
148,000	ArcelorMittal S.A., 7.000%, 3/01/2041	205,563
304,000	ArcelorMittal S.A., 7.250%, 10/15/2039	429,438
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	217,940
260,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	278,156
500,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	603,903
1,450,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	1,444,562
830,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	844,056
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	84,150

		4,859,136

	Midstream – 1.2%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	146,250
588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	639,979
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	633,887
565,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A	560,825
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	56,415
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	27,698
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	58,853
10,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	10,102
455,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	482,028
45,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	48,905
392,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	401,405

		3,066,347

	Non-Agency Commercial Mortgage-Backed Securities – 1.5%
215,000	Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	216,700
100,000	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.325%, 7/15/2038, 144A(c)	100,430
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	119,999
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(b)	125,338

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$70,704	GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.585%, 3/10/2044, 144A(b)	$70,644
125,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	131,551
185,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	181,325
420,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.566%, 12/15/2047, 144A(b)	428,533
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.921%, 10/15/2046(b)	55,284
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.252%, 9/15/2049(b)	498,482
100,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	99,438
235,000	RBS Commercial Funding, Inc., Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(b)	249,086
65,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.972%, 5/10/2063, 144A(b)	61,108
44,416	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	44,434
110,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(b)	110,439
155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	162,043
88,931	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.520%, 3/15/2044, 144A(b)	43,327
105,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS, 3.835%, 4/15/2045	106,374
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.646%, 8/15/2046(b)	144,794
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	183,669
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	664,518

		3,797,516

	Paper – 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	731,616
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(f)(g)	208,596

	Paper – continued
$104,000	WestRock MWV LLC, 8.200%, 1/15/2030	$147,132

		1,087,344

	Pharmaceuticals – 0.2%
470,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	497,039

	Property & Casualty Insurance – 0.6%
39,000	American International Group, Inc., 4.125%, 2/15/2024	42,464
56,000	American International Group, Inc., 4.875%, 6/01/2022	58,292
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,436,043

		1,536,799

	REITs – Apartments – 0.0%
85,000	American Homes 4 Rent, 2.375%, 7/15/2031	83,736

	REITs – Office Property – 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	85,641

	REITs – Shopping Centers – 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	69,916

	Retailers – 1.6%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024(a)	2,674,063
1,270,000	AutoZone, Inc., 4.000%, 4/15/2030	1,443,439

		4,117,502

	Sovereigns – 2.2%
1,435,000	Mexico Government International Bond, 3.771%, 5/24/2061	1,337,147
930,000	Mexico Government International Bond, 4.280%, 8/14/2041	976,165
1,452,000	U.S. Department of Housing and Urban Development, Series A, 2.350%, 8/01/2021(a)	1,454,701
1,760,000	U.S. Department of Housing and Urban Development, Series A, 2.450%, 8/01/2022(a)	1,804,229

		5,572,242

	Supermarkets – 0.0%
39,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	52,947

	Supranational – 0.1%
22,620,000	International Finance Corp., 5.850%, 11/25/2022, (INR)	308,275

	Technology – 4.1%
1,065,000	Avnet, Inc., 4.625%, 4/15/2026	1,197,066
915,000	Broadcom, Inc., 4.300%, 11/15/2032	1,041,934
240,000	Broadcom, Inc., 5.000%, 4/15/2030	283,145
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	158,681
1,325,000	Equinix, Inc., 1.450%, 5/15/2026	1,331,347
885,000	Equinix, Inc., 2.000%, 5/15/2028	888,808
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	1,167,499

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$130,000	Jabil, Inc., 1.700%, 4/15/2026	$130,963
375,000	Jabil, Inc., 3.600%, 1/15/2030	405,769
330,000	Jabil, Inc., 3.950%, 1/12/2028	366,840
776,000	KLA Corp., 5.650%, 11/01/2034	989,819
295,000	Marvell Technology, Inc., 2.450%, 4/15/2028, 144A	300,667
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	259,093
1,050,000	Microchip Technology, Inc., 0.972%, 2/15/2024, 144A	1,049,483
295,000	Microchip Technology, Inc., 0.983%, 9/01/2024, 144A	293,570
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	139,482
155,000	Micron Technology, Inc., 5.327%, 2/06/2029	187,220
110,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	112,178

		10,303,564

	Transportation Services – 0.5%
300,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	285,954
210,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	218,774
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	789,965

		1,294,693

	Treasuries – 6.8%
6,412(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	1,359,876
247,869(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	1,265,681
2,590,000	U.S. Treasury Note, 0.125%, 11/30/2022(a)	2,588,280
5,045,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)(i)	5,040,665
6,920,000	U.S. Treasury Note, 0.125%, 4/30/2023(a)	6,907,025

		17,161,527

	Wireless – 2.1%
1,250,000	American Tower Corp., 1.875%, 10/15/2030	1,205,827
50,000	American Tower Corp., 2.100%, 6/15/2030	49,170
280,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	277,767
1,415,000	Crown Castle International Corp., 2.250%, 1/15/2031	1,396,645
55,000	Crown Castle International Corp., 3.300%, 7/01/2030	58,921
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	639,836
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	315,538
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,251,958

		5,195,662

	Wirelines – 3.0%
$1,345,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	$1,351,282
201,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	231,904
5,077,000	Verizon Communications, Inc., 4.329%, 9/21/2028	5,900,997

		7,484,183

	Total Non-Convertible Bonds

	(Identified Cost $196,510,111)	205,853,388

Convertible Bonds – 1.4%

	Airlines – 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	318,019

	Cable Satellite – 0.3%
835,000	DISH Network Corp., 3.375%, 8/15/2026	852,117

	Consumer Cyclical Services – 0.2%
175,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(j)	189,000
260,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(k)	251,388
155,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(j)	157,170

		597,558

	Healthcare – 0.2%
385,000	Teladoc Health, Inc., 1.250%, 6/01/2027	430,969

	Media Entertainment – 0.1%
185,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(j)	176,444

	Pharmaceuticals – 0.3%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	155,445
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	465,896
65,000	Livongo Health, Inc., 0.875%, 6/01/2025	103,257
30,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	40,107

		764,705

	Technology – 0.2%
355,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	482,800

	Total Convertible Bonds

	(Identified Cost $3,554,144)	3,622,612

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Municipals – 0.4%

	Virginia – 0.4%
$850,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $841,749)	$892,908

	Total Bonds and Notes

	(Identified Cost $200,906,004)	210,368,908

Collateralized Loan Obligations – 3.3%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.100%, 4/23/2034, 144A(c)	391,966
430,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.134%, 4/22/2034, 144A(c)	429,975
355,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 3.338%, 4/20/2034, 144A(c)	356,597
675,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.088%, 4/20/2034, 144A(c)	674,954
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.838%, 7/20/2031, 144A(c)	600,539
405,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.650%, 2.861%, 4/20/2034, 144A(c)	404,982
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.584%, 1/15/2031, 144A(c)	450,580
535,000	Elmwood CLO II Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 3.000%, 3.188%, 4/20/2034, 144A(c)	535,937
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.966%, 1/20/2034, 144A(c)	274,747
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 1.826%, 10/25/2031, 144A(c)	250,065
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.850%, 11/22/2031, 144A(c)	250,131
366,145	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.884%, 10/22/2025, 144A(c)	366,424
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050% 3.215%, 4/15/2034, 144A(c)	254,986
625,000	Madison Park Funding X Ltd., Series 2012-10A, Class BR3, 3-month LIBOR + 1.600%, 1.788%, 1/20/2029, 144A(c)	622,841
325,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A(c)	324,997

Collateralized Loan Obligations – continued
$250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.850%, 7/15/2034, 144A(c)	$250,250
300,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.654%, 4/16/2031, 144A(c)	297,228
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.655%, 10/17/2031, 144A(c)	250,012
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 2.855%, 10/17/2031, 144A(c)	249,999
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.588%, 4/20/2034, 144A(c)	354,946
275,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 3.434%, 4/20/2034, 144A(c)	274,996
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 3.091%, 4/20/2034, 144A(c)	307,629
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 1.834%, 10/15/2031, 144A(c)	255,021

	Total Collateralized Loan Obligations

	(Identified Cost $8,444,835)	8,429,802

Senior Loans – 0.1%

	Airlines – 0.1%
264,664	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028 (c) (Identified Cost $263,371)	267,898

Shares

Common Stocks – 6.3%

	Aerospace & Defense – 0.2%
1,188	Lockheed Martin Corp.	449,480

	Air Freight & Logistics – 0.2%
2,584	United Parcel Service, Inc., Class B	537,394

	Beverages – 0.2%
8,442	Coca-Cola Co. (The)	456,797

	Capital Markets – 0.4%
567	BlackRock, Inc.	496,108
5,813	Morgan Stanley	532,994

		1,029,102

	Communications Equipment – 0.2%
8,807	Cisco Systems, Inc.	466,771

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electric Utilities – 0.3%
4,557	Duke Energy Corp.	$449,867
5,922	NextEra Energy, Inc.	433,964

		883,831

	Electronic Equipment, Instruments & Components – 0.2%
15,999	Corning, Inc.	654,359

	Food & Staples Retailing – 0.2%
3,264	Walmart, Inc.	460,289

	Health Care Equipment & Supplies – 0.2%
3,749	Abbott Laboratories	434,621

	Health Care Providers & Services – 0.3%
1,197	Anthem, Inc.	457,015
1,155	UnitedHealth Group, Inc.	462,508

		919,523

	Hotels, Restaurants & Leisure – 0.2%
3,946	Starbucks Corp.	441,202

	Household Products – 0.2%
3,363	Procter & Gamble Co. (The)	453,770

	Insurance – 0.2%
4,548	Progressive Corp. (The)	446,659

	IT Services – 0.4%
1,581	Accenture PLC, Class A	466,063
2,374	Automatic Data Processing, Inc.	471,524

		937,587

	Machinery – 0.1%
1,222	Deere & Co.	431,012

	Media – 0.2%
8,390	Comcast Corp., Class A	478,398

	Metals & Mining – 0.2%
6,873	Newmont Corp.	435,611

	Oil, Gas & Consumable Fuels – 0.4%
4,483	Chevron Corp.	469,549
19,563	Williams Cos., Inc. (The)	519,398

		988,947

	Pharmaceuticals – 0.7%
13,089	Bristol-Myers Squibb Co.	874,607
2,765	Johnson & Johnson	455,506
5,808	Merck & Co., Inc.	451,688
580	Organon & Co.(l)	17,551

		1,799,352

	REITs – Diversified – 0.2%
1,819	American Tower Corp.	491,385

	Road & Rail – 0.2%
2,058	Union Pacific Corp.	452,616

	Software – 0.2%
1,770	Microsoft Corp.	479,493

	Specialty Retail – 0.2%
1,412	Home Depot, Inc. (The)	450,273

	Technology Hardware, Storage & Peripherals – 0.2%
3,455	Apple, Inc.	473,197

	Wireless Telecommunication Services – 0.3%
4,762	T-Mobile US, Inc.(l)	$689,680

	Total Common Stocks

	(Identified Cost $13,665,329)	15,741,349

Preferred Stocks – 1.2%

Convertible Preferred Stocks – 1.1%

	Banking – 0.8%
1,095	Bank of America Corp., Series L, 7.250%	1,550,520
317	Wells Fargo & Co., Class A, Series L, 7.500%	483,808

		2,034,328

	Food & Beverage – 0.0%
635	Bunge Ltd., 4.875%	73,698

	Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	621,844

	Total Convertible Preferred Stocks

	(Identified Cost $2,209,459)	2,729,870

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	10,969
1,860	Union Electric Co., 4.500%	193,440

		204,409

	Total Non-Convertible Preferred Stocks

	(Identified Cost $104,764)	204,409

	Total Preferred Stocks

	(Identified Cost $2,314,223)	2,934,279

Principal Amount (‡)

Short-Term Investments – 5.3%

31,519,770	Central Bank of Iceland, 0.000%, (ISK)(c)(m)	254,788

13,037,290	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $13,037,290 on 7/01/2021 collateralized by $11,695,100 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $13,298,079 including accrued interest (Note 2 of Notes to Financial Statements)	13,037,290

	Total Short-Term Investments

	(Identified Cost $13,293,841)	13,292,078

	Total Investments – 99.9%

	(Identified Cost $238,887,603)	$251,034,314

	Other assets less liabilities—0.1%	258,227

	Net Assets – 100.0%	$251,292,541

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

(c)	Variable rate security. Rate as of June 30, 2021 is disclosed.

(d)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $8,785 or less than 0.1% of net assets.

(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(f)	Illiquid security.

(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $5,719,916 or 2.3% of net assets. See Note 2 of Notes to Financial Statements.

(h)	Perpetual bond with no specified maturity date.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(l)	Non-income producing security.

(m)	Security callable by issuer at any time. No specified maturity date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $78,795,607 or 31.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

BRL	Brazilian Real
INR	Indian Rupee
ISK	Icelandic Krona
MXN	Mexican Peso

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/02/2021	BRL	S	3,431,000	$640,028	$684,693	$(44,665)

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2021	238	$34,519,532	$35,034,344	$(514,812)

Industry Summary at June 30, 2021 (Unaudited)

Banking	10.5%
ABS Car Loan	7.3
Treasuries	6.8
Technology	4.3
ABS Home Equity	4.1
Finance Companies	3.9
Aerospace & Defense	3.1
Wirelines	3.0
ABS Other	2.6
Cable Satellite	2.3
Airlines	2.2
Sovereigns	2.2
Metals & Mining	2.1
Wireless	2.1
Life Insurance	2.1
Other Investments, less than 2% each	32.7
Short-Term Investments	5.3
Collateralized Loan Obligations	3.3

Total Investments	99.9
Other assets less liabilities (including forward foreign currency and futures contracts)	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Unaffiliated investments at cost	$7,747,612,979	$238,887,603
Affiliated investments at cost	4,623,706	—
Net unrealized appreciation on unaffiliated investments	266,988,163	12,146,711
Net unrealized appreciation on affiliated investments	1,972,070	—

Investments at value	8,021,196,918	251,034,314
Cash	6,571,112	10,719
Due from brokers (Note 2)	1,700,000	—
Receivable for Fund shares sold	9,903,269	—
Receivable for securities sold	13,051,572	62,041
Dividends and interest receivable	58,658,023	1,612,841
Prepaid expenses (Note 8)	1,204	37

TOTAL ASSETS	8,111,082,098	252,719,952

LIABILITIES
Payable for securities purchased	113,200,034	913,723
Payable for Fund shares redeemed	9,926,293	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,499,732	44,665
Payable for variation margin on futures contracts (Note 2)	7,454,621	114,794
Management fees payable (Note 6)	3,509,393	85,733
Deferred Trustees’ fees (Note 6)	2,601,184	211,021
Administrative fees payable (Note 6)	280,344	9,149
Payable to distributor (Note 6d)	64,324	—
Other accounts payable and accrued expenses	326,086	48,326

TOTAL LIABILITIES	138,862,011	1,427,411

NET ASSETS	$7,972,220,087	$251,292,541

NET ASSETS CONSIST OF:
Paid-in capital	$8,047,422,521	$232,839,703
Accumulated earnings (loss)	(75,202,434)	18,452,838

NET ASSETS	$7,972,220,087	$251,292,541

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$6,085,407,796	$251,292,541

Shares of beneficial interest	442,552,051	20,385,325

Net asset value, offering and redemption price per share	$13.75	$12.33

Retail Class:
Net assets	$1,328,112,431	$—

Shares of beneficial interest	97,137,183	—

Net asset value, offering and redemption price per share	$13.67	$—

Admin Class shares:
Net assets	$47,085,396	$—

Shares of beneficial interest	3,458,012	—

Net asset value, offering and redemption price per share	$13.62	$—

Class N shares:
Net assets	$511,614,464	$—

Shares of beneficial interest	37,258,668	—

Net asset value, offering and redemption price per share	$13.73	$—

See accompanying notes to financial statements.

35  |

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$132,463,507	$3,420,308
Dividends	16,148,361	287,253
Less net foreign taxes withheld	(7,652)	—

	148,604,216	3,707,561

Expenses
Management fees (Note 6)	22,465,967	504,077
Service and distribution fees (Note 6)	1,799,029	—
Administrative fees (Note 6)	1,823,796	53,701
Trustees’ fees and expenses (Note 6)	382,914	31,327
Transfer agent fees and expenses (Notes 6 and 7)	2,746,881	1,765
Audit and tax services fees	32,007	28,181
Custodian fees and expenses	155,077	8,293
Legal fees (Note 8)	165,974	4,627
Registration fees	33,245	8,754
Shareholder reporting expenses	313,091	2,357
Miscellaneous expenses (Note 8)	146,899	19,569

Total expenses	30,064,880	662,651
Less waiver and/or expense reimbursement (Note 6)	(370,322)	—

Net expenses	29,694,558	662,651

Net investment income	118,909,658	3,044,910

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Unaffiliated investments	(29,654,194)	7,383,353
Futures contracts	16,687,600	838,696
Forward foreign currency contracts (Note 2d)	(1,431,025)	(42,809)
Foreign currency transactions (Note 2c)	285,223	8,103
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	150,537,299	(10,429,208)
Affiliated investments	1,972,070	—
Futures contracts	(44,427,333)	(514,812)
Forward foreign currency contracts (Note 2d)	(1,499,732)	(44,665)
Foreign currency translations (Note 2c)	(492)	(30)

Net realized and unrealized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	92,469,416	(2,801,372)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$211,379,074	$243,538

See accompanying notes to financial statements.

|  36

Statements of Changes in Net Assets

	Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$118,909,658	$67,733,043	$350,697,733
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(14,112,396)	(482,687,417)	(134,729,218)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	106,581,812	886,217,833	(323,468,318)

Net increase (decrease) in net assets resulting from operations	211,379,074	471,263,459	(107,499,803)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(92,531,921)	(106,667,694)	(254,323,638)
Retail Class	(18,606,909)	(22,892,670)	(57,798,889)
Admin Class	(591,161)	(750,670)	(2,055,462)
Class N	(11,788,452)	(14,297,581)	(27,248,637)

Total distributions	(123,518,443)	(144,608,615)	(341,426,626)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(1,169,067,440)	(320,623,442)	(1,148,728,878)

Net increase (decrease) in net assets	(1,081,206,809)	6,031,402	(1,597,655,307)
NET ASSETS
Beginning of the period	9,053,426,896	9,047,395,494	10,645,050,801

End of the period	$7,972,220,087	$9,053,426,896	$9,047,395,494

(a)	For the three month period ended December 31, 2020.

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets – continued

	Investment Grade Fixed Income Fund
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$3,044,910	$1,499,976	$7,485,556
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	8,187,343	(2,030,417)	1,607,422
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(10,988,715)	10,684,766	(233,984)

Net increase in net assets resulting from operations	243,538	10,154,325	8,858,994

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(3,136,743)	(10,169,387)	(7,664,904)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	1,495,795	23,575,859	(61,121,051)

Net increase (decrease) in net assets	(1,397,410)	23,560,797	(59,926,961)
NET ASSETS
Beginning of the period	252,689,951	229,129,154	289,056,115

End of the period	$251,292,541	$252,689,951	$229,129,154

(a)	For the three month period ended December 31, 2020.

See accompanying notes to financial statements.

|  38

Financial Highlights

For a share outstanding throughout each period.

	Bond Fund – Institutional Class
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$13.58		$13.10		$13.66	$13.57	$14.28	$14.04	$13.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.10		0.48	0.55	0.49	0.53	0.56
Net realized and unrealized gain (loss)	0.18		0.59		(0.57)	0.08	(0.37)	0.28	0.62

Total from Investment Operations	0.37		0.69		(0.09)	0.63	0.12	0.81	1.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.14)		(0.45)	(0.50)	(0.54)	(0.43)	(0.29)
Net realized capital gains	—		(0.07)		(0.02)	(0.04)	(0.29)	(0.14)	(0.50)

Total Distributions	(0.20)		(0.21)		(0.47)	(0.54)	(0.83)	(0.57)	(0.79)

Net asset value, end of the period	$13.75		$13.58		$13.10	$13.66	$13.57	$14.28	$14.04

Total return	2.77	%(b)(c)	5.35	%(b)	(0.73)%	4.88%	0.97%	5.99%	9.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,085,408		$6,630,032		$6,668,481	$8,071,961	$9,025,850	$9,785,854	$10,045,427
Net expenses	0.67	%(d)(e)	0.67	%(d)	0.67%	0.67%	0.66%	0.66%	0.66%
Gross expenses	0.68	%(d)	0.67	%(d)	0.67%	0.67%	0.66%	0.66%	0.66%
Net investment income	2.87	%(d)	3.02	%(d)	3.65%	4.12%	3.59%	3.80%	4.21%
Portfolio turnover rate	54	%(g)	26	%(f)	25%	17%	7%	9%	13%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

39  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Retail Class
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$13.51		$13.03		$13.59	$13.49		$14.21	$13.97	$13.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.09		0.45	0.52		0.46	0.50	0.53
Net realized and unrealized gain (loss)	0.17		0.59		(0.57)	0.08		(0.38)	0.28	0.61

Total from Investment Operations	0.34		0.68		(0.12)	0.60		0.08	0.78	1.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.13)		(0.42)	(0.46)		(0.51)	(0.40)	(0.26)
Net realized capital gains	—		(0.07)		(0.02)	(0.04)		(0.29)	(0.14)	(0.50)

Total Distributions	(0.18)		(0.20)		(0.44)	(0.50)		(0.80)	(0.54)	(0.76)

Net asset value, end of the period	$13.67		$13.51		$13.03	$13.59		$13.49	$14.21	$13.97

Total return	2.58	%(b)(c)	5.31	%(b)	(0.99)%	4.72	%(c)	0.64%	5.75%	8.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,328,112		$1,469,489		$1,474,316	$2,019,828		$2,520,105	$3,496,126	$4,495,997
Net expenses	0.92	%(d)(e)	0.92	%(d)	0.92%	0.91	%(f)	0.91%	0.91%	0.91%
Gross expenses	0.93	%(d)	0.92	%(d)	0.92%	0.92%		0.91%	0.91%	0.91%
Net investment income	2.62	%(d)	2.77	%(d)	3.41%	3.88%		3.33%	3.56%	3.97%
Portfolio turnover rate	54	%(h)	26	%(g)	25%	17%		7%	9%	13%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.
(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

40  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Admin Class
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$13.45		$12.97		$13.53	$13.44		$14.16	$13.92	$13.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.08		0.42	0.48		0.42	0.46	0.49
Net realized and unrealized gain (loss)	0.18		0.60		(0.58)	0.08		(0.38)	0.28	0.62

Total from Investment Operations	0.34		0.68		(0.16)	0.56		0.04	0.74	1.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.13)		(0.38)	(0.43)		(0.47)	(0.36)	(0.23)
Net realized capital gains	—		(0.07)		(0.02)	(0.04)		(0.29)	(0.14)	(0.50)

Total Distributions	(0.17)		(0.20)		(0.40)	(0.47)		(0.76)	(0.50)	(0.73)

Net asset value, end of the period	$13.62		$13.45		$12.97	$13.53		$13.44	$14.16	$13.92

Total return	2.54	%(b)(c)	5.26	%(b)	(1.24)%	4.40	%(c)	0.38%	5.51%	8.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$47,085		$50,062		$51,040	$84,028		$121,683	$170,436	$185,902
Net expenses	1.14	%(d)(e)(f)	1.17	%(d)	1.17%	1.16	%(g)	1.16%	1.16%	1.16%
Gross expenses	1.15	%(d)(f)	1.17	%(d)	1.17%	1.17%		1.16%	1.16%	1.16%
Net investment income	2.41	%(d)	2.52	%(d)	3.19%	3.63%		3.08%	3.31%	3.72%
Portfolio turnover rate	54	%(i)	26	%(h)	25%	17%		7%	9%	13%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes refund of prior year service fee of 0.03%. See Note 6b of Notes to Financial Statements.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.
(i)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

41  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Class N
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$13.57		$13.08		$13.64	$13.55	$14.27	$14.02	$13.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.10		0.48	0.56	0.50	0.54	0.57
Net realized and unrealized gain (loss)	0.16		0.61		(0.56)	0.08	(0.38)	0.29	0.61

Total from Investment Operations	0.36		0.71		(0.08)	0.64	0.12	0.83	1.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.15)		(0.46)	(0.51)	(0.55)	(0.44)	(0.30)
Net realized capital gains	—		(0.07)		(0.02)	(0.04)	(0.29)	(0.14)	(0.50)

Total Distributions	(0.20)		(0.22)		(0.48)	(0.55)	(0.84)	(0.58)	(0.80)

Net asset value, end of the period	$13.73		$13.57		$13.08	$13.64	$13.55	$14.27	$14.02

Total return	2.73	%(b)	5.45	%(b)	(0.66)%	4.97%	0.97%	6.14%	9.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$511,614		$903,844		$853,559	$469,234	$443,609	$224,074	$113,335
Net expenses	0.61	%(c)	0.60	%(c)	0.60%	0.59%	0.59%	0.59%	0.58%
Gross expenses	0.61	%(c)	0.60	%(c)	0.60%	0.59%	0.59%	0.59%	0.58%
Net investment income	2.92	%(c)	3.08	%(c)	3.65%	4.20%	3.68%	3.83%	4.28%
Portfolio turnover rate	54	%(e)	26	%(d)	25%	17%	7%	9%	13%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.
(e)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

42  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$12.47		$12.48		$12.30	$12.20	$12.43	$12.42	$11.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.08		0.36	0.39	0.37	0.46	0.45
Net realized and unrealized gain (loss)	(0.14)		0.46		0.18	0.14	(0.22)	0.22	0.50

Total from Investment Operations	0.01		0.54		0.54	0.53	0.15	0.68	0.95

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.12)		(0.32)	(0.24)	(0.30)	(0.42)	(0.22)
Net realized capital gains	—		(0.43)		(0.04)	(0.19)	(0.08)	(0.25)	(0.12)

Total Distributions	(0.15)		(0.55)		(0.36)	(0.43)	(0.38)	(0.67)	(0.34)

Net asset value, end of the period	$12.33		$12.47		$12.48	$12.30	$12.20	$12.43	$12.42

Total return	0.10	%(b)	4.38	%(b)(c)	4.53%	4.46%	1.27%	5.73%	8.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$251,293		$252,690		$229,129	$289,056	$272,725	$412,235	$461,429
Net expenses	0.53	%(d)	0.55	%(d)(e)	0.52%	0.50%	0.49%	0.49%	0.48%
Gross expenses	0.53	%(d)	0.67	%(d)	0.52%	0.50%	0.49%	0.49%	0.48%
Net investment income	2.42	%(d)	2.53	%(d)	2.93%	3.26%	3.03%	3.79%	3.72%
Portfolio turnover rate	64	%(g)	30	%(f)	29%	11%	1%	3%	23%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

43  |

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Bond Fund (the “Bond Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. In addition, Bond Fund also offers Retail Class, Admin Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Bond Fund and $3,000,000 for Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair

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Notes to Financial Statements – continued

June 30, 2021 (Unaudited)

value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of June 30, 2021, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Bond Fund	$200,854,352	2.5%	$38,028,264	0.5%
Investment Grade Fixed Income Fund	5,719,916	2.3%	8,785	Less than 0.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2021, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Bond Fund	$2,260,129
Investment Grade Fixed Income Fund	62,451

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

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Notes to Financial Statements – continued

June 30, 2021 (Unaudited)

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2021.

g.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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Notes to Financial Statements – continued

June 30, 2021 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, defaulted and/or non-income producing securities, deferred Trustees’ fees, premium amortization, convertible bonds, contingent payment debt instruments, corporate actions, distribution re-designations, return of capital distributions received, capital gain distributions received, trust preferred securities and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, convertible bonds, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, corporate actions, paydown gains and losses, capital gain distributions received, foreign currency gains and losses and contingent payment debt instruments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the period ended December 31, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Bond Fund	$109,153,682	$35,454,933	$144,608,615
Investment Grade Fixed Income Fund	2,831,850	7,337,537	10,169,387

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2020, post-October capital loss deferrals were as follows:

	Bond Fund	Investment Grade Fixed Income Fund
Post-October capital loss deferrals*	$(239,352,474)	$(745,312)

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Bond Fund and Investment Grade Fixed Income Fund are deferring capital losses. Bond Fund and Investment Grade Fixed Income Fund elected not to defer foreign currency losses of $510,956,331 and $8,767,983, respectively.

As of June 30, 2021, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Bond Fund	Investment Grade Fixed Income Fund
Unrealized appreciation (depreciation)
Investments	$214,166,844	$11,305,599
Foreign currency translations	2,379,851	73,512

Total unrealized appreciation	$216,546,695	$11,379,111

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June 30, 2021 (Unaudited)

As of June 30, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Bond Fund	Investment Grade Fixed Income Fund
Federal tax cost	$7,758,721,816	$239,095,696

Gross tax appreciation	$569,459,105	$14,739,245
Gross tax depreciation	(352,911,068)	(3,360,104)

Net tax appreciation	$216,548,037	$11,379,141

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

i.  Senior Loans. Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

j.  Collateralized Loan Obligations. Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2021, neither Fund had loaned securities under this agreement.

m.  Due from Brokers. Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from broker balance in the

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Notes to Financial Statements – continued

June 30, 2021 (Unaudited)

Statements of Assets and Liabilities for Bond Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Funds’ use of cash held at brokers is restricted by regulation or broker mandated limits.

n.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o.  New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021, at value:

Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$134,439,558	$16,659,997	(b)	$151,099,555
ABS Other	—	105,556,038	39,236,948	(c)	144,792,986
Independent Energy	—	242,096,716	722,301	(d)	242,819,017
Property & Casualty Insurance	—	11,211,548	4,131,594	(b)	15,343,142
All Other Non-Convertible Bonds(a)	—	5,541,070,383	—		5,541,070,383

Total Non-Convertible Bonds	—	6,034,374,243	60,750,840		6,095,125,083

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Bond Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3		Total
Convertible Bonds(a)	$—	$457,492,939	$—		$457,492,939
Municipals(a)	—	96,870,050	—		96,870,050

Total Bonds and Notes	—	6,588,737,232	60,750,840		6,649,488,072

Senior Loans(a)	—	55,261,812	—		55,261,812
Collateralized Loan Obligations	—	123,807,480	73,712,000	(b)	197,519,480
Common Stocks
Chemicals	—	13,569,657	—		13,569,657
Oil, Gas & Consumable Fuels	84,568,577	—	8,933,325	(d)	93,501,902
Software	18,416,053	236,364	—		18,652,417
All Other Common Stocks(a)	588,189,408	—	—		588,189,408

Total Common Stocks	691,174,038	13,806,021	8,933,325		713,913,384

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	4,655,051	—		4,655,051
Wireless	—	22,730,583	—		22,730,583
All Other Convertible Preferred Stocks(a)	106,465,700	—	—		106,465,700

Total Convertible Preferred Stocks	106,465,700	27,385,634	—		133,851,334

Non-Convertible Preferred Stocks
Electric	—	140,839	—		140,839
REITs – Office Property	—	2,897,500	—		2,897,500
REITs – Warehouse/Industrials	—	12,269,908	—		12,269,908
All Other Non-Convertible Preferred Stocks(a)	1,392,369	—	—		1,392,369

Total Non-Convertible Preferred Stocks	1,392,369	15,308,247	—		16,700,616

Total Preferred Stocks	107,858,069	42,693,881	—		150,551,950

Closed-End Investment Companies	2,339,227	—	—		2,339,227
Short-Term Investments	—	252,122,993	—		252,122,993

Total Investments	801,371,334	7,076,429,419	143,396,165		8,021,196,918

Futures Contracts (unrealized appreciation)	2,300,666	—	—		2,300,666

Total	$803,672,000	$7,076,429,419	$143,396,165		$8,023,497,584

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,499,732)	$—		$(1,499,732)
Futures Contracts (unrealized depreciation)	(46,727,999)	—	—		(46,727,999)

Total	$(46,727,999)	$(1,499,732)	$—		$(48,227,731)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Valued using broker-dealer bid prices ($10,864,310) or fair valued by the Fund’s adviser ($28,372,638).

(d) Fair valued by the Fund’s adviser.

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June 30, 2021 (Unaudited)

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$10,359,889	$8,785	(b)	$10,368,674
ABS Other	—	5,393,183	1,065,049	(c)	6,458,232
All Other Non-Convertible Bonds(a)	—	189,026,482	—		189,026,482

Total Non-Convertible Bonds	—	204,779,554	1,073,834		205,853,388

Convertible Bonds(a)	—	3,622,612	—		3,622,612
Municipals(a)	—	892,908	—		892,908

Total Bonds and Notes	—	209,295,074	1,073,834		210,368,908

Collateralized Loan Obligations	—	8,429,802	—		8,429,802
Senior Loans(a)	—	267,898	—		267,898
Common Stocks(a)	15,741,349	—	—		15,741,349
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	73,698	—		73,698
All Other Convertible Preferred Stocks(a)	2,656,172	—	—		2,656,172

Total Convertible Preferred Stocks	2,656,172	73,698	—		2,729,870

Non-Convertible Preferred Stocks(a)	—	204,409	—		204,409

Total Preferred Stocks	2,656,172	278,107	—		2,934,279

Short-Term Investments	—	13,292,078	—		13,292,078

Total	$18,397,521	$231,562,959	$1,073,834		$251,034,314

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(44,665)	$—		$(44,665)
Futures Contracts (unrealized depreciation)	(514,812)	—	—		(514,812)

Total	$(514,812)	$(44,665)	$—		$(559,477)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or June 30, 2021:

Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—		$—	$—	$—	$16,659,997	$—	$—	$—	$16,659,997	$—
ABS Other	26,341,487	(a)	—	1,411	19,801,936	931,873	(1,571,421)	—	(6,268,338)	39,236,948	19,096,209
Finance Companies	1,205,500		—	—	—	—	—	—	(1,205,500)	—	—
Independent Energy	—		269,808	—	316,653	—	—	135,840	—	722,301	316,653
Property & Casualty Insurance	—		30,256	—	(821,412)	—	—	4,922,750	—	4,131,594	(821,412)

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Asset Valuation Inputs – continued

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Collateralized Loan Obligations	$—		$—	$—	$—	$73,712,000	$—	$—	$—	$73,712,000	$—
Common Stocks
Oil, Gas & Consumable Fuels	4,623,706	(a)	—	(1,451,032)	3,815,188	—	—	1,945,463	—	8,933,325	2,364,156
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(148,975,606)	148,975,606	—	—	—	—	—	—
Warrants	10,234,074		—	—	5,124,205	10	(15,358,289)	—	—	—	—

Total	$42,404,767		$300,064	$(150,425,227)	$177,212,176	$91,303,880	$(16,929,710)	$7,004,053	$(7,473,838)	$143,396,165	$20,955,606

(a) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

A debt security valued at $6,268,338 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At December 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $1,205,500 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At December 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $135,840 were transferred from Level 2 to Level 3 during the period ended June 30, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the securities.

Debt securities valued at $4,922,750 were transferred from Level 2 to Level 3 during the period ended June 30, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A common stock valued at $1,945,463 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At December 31, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$9,201		$—	$28	$936	$—	$(1,380)	$—	$—	$8,785	$756
ABS Other	1,149,776		—	138	69,184	—	(154,049)	—	—	1,065,049	—
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(316,709)	316,709	—	—	—	—	—	—

Total	$1,158,977		$—	$(316,543)	$386,829	$—	$(155,429)	$—	$—	$1,073,834	$756

(a) Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts and futures contracts.

The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect

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the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2021, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended June 30, 2021, the Funds used futures contracts to manage duration.

The following is a summary of derivative instruments for Bond Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Assets		Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts		$2,300,666

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,499,732)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(46,727,999)

Total liability derivatives	$(1,499,732)	$(46,727,999)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Bond Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$16,687,600
Foreign exchange contracts	(1,431,025)	—

Total	$(1,431,025)	$16,687,600

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(44,427,333)
Foreign exchange contracts	(1,499,732)	—

Total	$(1,499,732)	$(44,427,333)

The following is a summary of derivative instruments for Investment Grade Fixed Income Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(44,665)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(514,812)

Total liability derivatives	$(44,665)	$(514,812)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Transactions in derivative instruments for Investment Grade Fixed Income Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$838,696
Foreign exchange contracts	(42,809)	—

Total	$(42,809)	$838,696

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(514,812)
Foreign exchange contracts	(44,665)	—

Total	$(44,665)	$(514,812)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for the Funds, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2021:

Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	0.22%	20.67%
Highest Notional Amount Outstanding	0.82%	34.60%
Lowest Notional Amount Outstanding	0.00%	13.60%
Notional Amount Outstanding as of June 30, 2021	0.29%	32.59%

Investment Grade Fixed Income Fund	Forwards	Futures
Average Notional Amount Outstanding	0.22%	5.98%
Highest Notional Amount Outstanding	0.75%	14.20%
Lowest Notional Amount Outstanding	0.00%	0.91%
Notional Amount Outstanding as of June 30, 2021	0.27%	13.94%

Unrealized gain and/or loss on open forwards and futures and is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in net assets.

Amounts outstanding at the end of the prior period, if applicable, are included in the average amount outstanding.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2021, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Bond Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(1,499,732)	$—	$(1,499,732)	$1,499,732	$—

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Investment Grade Fixed Income Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(44,665)	$—	$(44,665)	$—	$(44,665)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2021:

Fund	Maximum Amount of Loss—Gross	Maximum Amount of Loss—Net
Bond Fund	$78,790,778	$77,291,046
Investment Grade Fixed Income Fund	754,351	754,351

5.  Purchases and Sales of Securities. For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$605,435,011	$728,945,242	$3,731,049,832	$3,852,709,236
Investment Grade Fixed Income Fund	27,168,881	73,503,108	127,169,872	80,437,194

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

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Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $3 Billion	Next $12 Billion	Next $10 Billion	Over $25 Billion
Bond Fund	0.60%	0.50%	0.49%	0.48%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.67%	0.92%	1.17%	0.62%
Investment Grade Fixed Income Fund	0.55%	—	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2021, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Bond Fund	$22,465,967	0.54%
Investment Grade Fixed Income Fund	504,077	0.40%

For the six months ended June 30, 2021, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Bond Fund	$302,667	$65,334	$2,321	$—	$370,322

1 Expense reimbursements are subject to possible recovery until December 31, 2022.

Expense reimbursements represent 0.01% of net assets for each class of Bond Fund.

No expenses were recovered for either Fund during the six months ended June 30, 2021 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”) which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Bond Fund has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in

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connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended June 30, 2021, the service and distribution fees for Bond Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Bond Fund	$50,330	$1,690,268	$58,431

For the six months ended June 30, 2021, Natixis Distribution refunded Bond Fund $8,101 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Bond Fund	$1,823,796
Investment Grade Fixed Income Fund	53,701

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for Bond Fund were $2,603,487.

As of June 30, 2021, the Bond Fund owes Natixis Distribution $64,324 in reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a

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retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

f.  Affiliated Ownership. As of June 30, 2021, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Bond Fund representing 0.41% of the Fund’s net assets.

g.  Affiliated Transactions. As a result of a business restructuring, Bond Fund received common shares of Lonestar Resources U.S., Inc. (the “Company”) constituting more than 5% of the voting securities of the Company. As such, the Company is considered to be an affiliate at June 30, 2021. A summary of affiliated transactions for the six months ended June 30, 2021, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Lonestar Resources U.S., Inc.	$4,623,706	$—	$—	$—	$—	$1,972,070	$6,595,776	$—

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Bond Fund attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For six months ended June 30, 2021, Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	$2,237,669	$487,501	$16,849	$4,862

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended June 30, 2021, neither Fund had borrowings under this agreement.

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Notes to Financial Statements – continued

June 30, 2021 (Unaudited)

9.  Risk. Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Investment Grade Fixed Income Fund	10	74.83%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Bond Fund

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	36,695,447	$494,688,918	17,958,709	$240,258,146
Issued in connection with the reinvestment of distributions	6,266,615	84,420,403	7,237,580	97,312,891
Redeemed	(88,509,774)	(1,192,626,527)	(46,174,027)	(616,268,376)

Net change	(45,547,712)	$(613,517,206)	(20,977,738)	$(278,697,339)

Retail Class
Issued from the sale of shares	3,822,658	$51,244,690	2,112,564	$28,122,287
Issued in connection with the reinvestment of distributions	1,342,473	17,985,748	1,659,270	22,184,198
Redeemed	(16,819,263)	(225,208,475)	(8,156,547)	(108,572,252)

Net change	(11,654,132)	$(155,978,037)	(4,384,713)	$(58,265,767)

Admin Class
Issued from the sale of shares	372,181	$4,960,086	141,005	$1,869,144
Issued in connection with the reinvestment of distributions	43,808	584,415	55,811	743,230
Redeemed	(679,947)	(9,076,027)	(409,265)	(5,417,629)

Net change	(263,958)	$(3,531,526)	(212,449)	$(2,805,255)

Class N
Issued from the sale of shares	9,598,246	$129,258,922	5,413,969	$72,589,711
Issued in connection with the reinvestment of distributions	852,569	11,451,771	1,031,794	13,856,012
Redeemed	(39,817,731)	(536,751,364)	(5,062,581)	(67,300,804)

Net change	(29,366,916)	$(396,040,671)	1,383,182	$19,144,919

Decrease from capital share transactions	(86,832,718)	$(1,169,067,440)	(24,191,718)	$(320,623,442)

(a)	For the period October 1, 2020 through December 31, 2020.

59  |

Notes to Financial Statements – continued

June 30, 2021 (Unaudited)

	Bond Fund

	Year Ended September 30, 2020

Institutional Class	Shares	Amount
Issued from the sale of shares	120,708,487	$1,570,749,463
Issued in connection with the reinvestment of distributions	17,523,667	232,268,672
Redeemed	(220,002,206)	(2,875,026,445)

Net change	(81,770,052)	$(1,072,008,310)

Retail Class
Issued from the sale of shares	14,844,566	$195,224,157
Issued in connection with the reinvestment of distributions	4,247,554	56,079,112
Redeemed	(54,570,868)	(707,245,691)

Net change	(35,478,748)	$(455,942,422)

Admin Class
Issued from the sale of shares	988,190	$12,986,806
Issued in connection with the reinvestment of distributions	153,962	2,026,396
Redeemed	(3,417,499)	(43,720,128)

Net change	(2,275,347)	$(28,706,926)

Class N
Issued from the sale of shares	44,607,296	$587,746,459
Issued in connection with the reinvestment of distributions	2,000,372	26,407,717
Redeemed	(15,755,871)	(206,225,396)

Net change	30,851,797	$407,928,780

Decrease from capital share transactions	(88,672,350)	$(1,148,728,878)

	Investment Grade Fixed Income Fund

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,186,401	$26,786,343	1,437,694	$17,904,133
Issued in connection with the reinvestment of distributions	252,574	3,085,772	814,976	10,137,526
Redeemed	(2,323,148)	(28,376,320)	(349,545)	(4,465,800)

Net change	115,827	$1,495,795	1,903,125	$23,575,859

Increase from capital share transactions	115,827	$1,495,795	1,903,125	$23,575,859

(a) For the period October 1, 2020 through December 31, 2020.

	Year Ended September 30, 2020

Institutional Class	Shares	Amount
Issued from the sale of shares	2,019,833	$25,209,066
Issued in connection with the reinvestment of distributions	586,707	7,179,359
Redeemed	(7,736,662)	(93,509,476)

Net change	(5,130,122)	$(61,121,051)

Increase (decrease) from capital share transactions	(5,130,122)	$(61,121,051)

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(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 23, 2021

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 23, 2021